Commitments and Contingencies (Details Narrative) (10-K) - USD ($)						3 Months Ended				6 Months Ended		12 Months Ended
	May 10, 2018	Jan. 31, 2018	Jan. 13, 2017	Sep. 07, 2016	Oct. 22, 2013	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Feb. 28, 2018
Warrants to purchase ordinary shares	29,763
Exercise price	$ 4.80															$ 4.25
Research and development	$ 55,900					$ 2,849,990	$ 647,866	$ 1,637,387	$ 1,438,704	$ 5,173,503	$ 1,711,011	$ 3,929,558		$ 4,636,287	$ 4,438,264
Warrants expiration term	Jan. 31, 2024
Volatility rate								84.50%							75.00%
Dividend rate						0.00%	0.00%	0.00%		0.00%	0.00%	0.00%			0.00%
Reversed prior period expenses of intangible assets												$ 200,000
Rent expense								$ 25,059				$ 115,276	$ 73,013
June 31, 2019 [Member]
Options to purchase common stock												100,000
eNOGenorator [Member] | After Six Months [Member]
Future payments based on certain milestones		$ 1,500,000
NitricGen, Inc [Member
Future payments based on certain milestones		2,000,000
Fair value of options		295,000
Milestone payments and fair value of options		495,000
Reversed prior period expenses of intangible assets		200,000
Circassia Pharmaceuticals PLC [Member]
Future payments based on certain milestones												$ 250,000
Patent License Agreement [Member]
Non-refundable upfront fee paid					$ 150,000
Royalty percentage owed on sale of licensed product revenues					5.00%
Minimum amount of royalties owed per annum					$ 50,000
Option Agreement [Member]
Acquisition cost to purchase intellectual property assets and rights				$ 25,000
Payments for development and milestone payment			$ 500,000
Milestone payments			87,000,000
Sales related milestones payments			$ 83,000,000
Warrants to purchase ordinary shares			178,570
Exercise price			$ 4.80
Shares exchange, description			The shares exchange was at 1:1 ratio
Research and development			$ 479,700
Execution Agreement [Member]
Future payments based on certain milestones		180,000
Execution Agreement [Member] | After Six Months [Member]
Future payments based on certain milestones		$ 1,500,000
Execution Agreement [Member] | NitricGen, Inc [Member
Exercise price		$ 6.90
Future payments based on certain milestones		$ 100,000
Payment to related parties		$ 100,000
Options to purchase common stock		100,000
Volatility rate		79.90%
Risk-free interest rate		2.50%
Option expiration term		5 years
Dividend rate		0.00%
Lease Agreement [Member]
Lease agreement expiration, description												Expire on April 2021 and June 2023